QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) - 10K (Details) - USD ($) $ in Millions	3 Months Ended										6 Months Ended			12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2016	Jun. 30, 2015		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Results Of Operations [Line Items]
Net sales	$ 488.9	$ 521.9	$ 471.5	$ 482.4	$ 438.5	$ 501.0	$ 472.3	$ 497.9	$ 469.8		$ 928.5	$ 920.9		$ 1,914.3	$ 1,941.0	$ 1,494.7
Gross profit	317.4	325.5	303.7	321.1	296.2	328.0	307.7	330.7	306.3		603.1	617.3		1,246.5	1,272.7	949.6
Income from continuing operations, net of taxes	11.8	27.7	9.4	27.5	0.7	4.1	15.8	15.9	10.2		24.4	28.2		65.3	46.0	32.0
(Loss) income from discontinued operations, net of taxes	(2.5)	(1.4)	(1.7)	0.0	(0.1)	0.4	0.4	3.7	(3.2)		(2.1)	(0.1)		(3.2)	1.3	(30.4)
Net income	9.3	26.3	$ 7.7	27.5	0.6	$ 4.5	16.2	19.6	7.0		22.3	28.1	[1]	62.1	47.3	1.6
Foreign currency losses, net - revaluation of intercompany payables					15.9
Foreign currency losses from re-measurement of Venezuelan balance sheet					$ 1.9					$ 0.6	4.2	8.8	[1]	19.5	25.5	5.9
Lump sum settlement charge		20.7
Goodwill impairment charge		9.7												9.7	0.0	0.0
Restructuring charges and other, net	0.5			(3.6)							1.8	(3.1)		10.5	21.3	3.5
Acquisition and integration costs	$ 5.5			$ 4.7							6.0	$ 5.9		8.0	6.4	25.4
Gain (loss) on early extinguishment of debt									(1.9)					0.0	(2.0)	(29.7)
Foreign currency losses, net							$ 9.3	$ 7.2
Efficiency Program [Member]
Quarterly Results Of Operations [Line Items]
Restructuring charges and other, net		9.5									$ 1.2			9.5
December 2013 Program [Member]
Quarterly Results Of Operations [Line Items]
Restructuring charges and other, net									13.5							20.0
The Colomer Group Participations, S.L. [Member]
Quarterly Results Of Operations [Line Items]
Acquisition and integration costs									$ 3.8					$ 2.1	$ 6.4	$ 25.4
Global Color Brands Reporting Unit [Member]
Quarterly Results Of Operations [Line Items]
Goodwill impairment charge		$ 9.7

[1]	Adjusted as a result of the adoption of certain accounting pronouncements beginning on January 1, 2016. See Note 1, "Description of Business and Summary of Significant Accounting Policies - Recently Adopted Accounting Pronouncements" for details of these adjustments.